Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations - Schedule of Changes in Contract Liabilities (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Liability [Abstract]
Balance at January 1, 2021	$ 8,110	$ 4,550	$ 3,687
Contract liabilities recorded	9,820	7,759	3,485
Revenue recognized	(6,953)	(4,199)	(2,622)
Other	(63)
Balance at June 30, 2021	$ 10,914	$ 8,110	$ 4,550